Summary of Material Accounting Policies - Estimated Useful Lives of Intangible Assets, Other Than Goodwill (Detail)	12 Months Ended
	Dec. 31, 2023
Intellectual property rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	5	[1]
Intellectual property rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10	[1]
Rights to use electricity, water and gas supply facilities [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	4	[1]
Customer relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	7
Customer relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Technology [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Condominium and golf club memberships [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	Indefinite

[1]	(*1) Patent royalty (included in intellectual property rights) and software license are amortized over the useful lives considering the contract period.